Other Long-Term Liabilities - Summary of Freight Tax Expense Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Balance at the beginning of the period	$ 4,852	$ 5,351
Freight tax expense	375	93
Balance at the end of the period	$ 5,227	$ 5,444